Commitments - Aggregate minimum lease payments (Details) - GBP (£) £ in Thousands	Jun. 30, 2019	Jun. 30, 2018
Operating lease arrangements by lessee
Minimum lease payments payable under non-cancellable operating lease	£ 8,087	£ 8,361
Less than 1 year
Operating lease arrangements by lessee
Minimum lease payments payable under non-cancellable operating lease	1,956	1,756
Later than 1 year and no later than 5 years
Operating lease arrangements by lessee
Minimum lease payments payable under non-cancellable operating lease	2,346	2,739
Over 5 years
Operating lease arrangements by lessee
Minimum lease payments payable under non-cancellable operating lease	£ 3,785	£ 3,866